Common Stock (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) Vote $ / shares shares
Number of shares authorized	50,000,000	50,000,000
Number of votes per common share | Vote	1	1
Evolv Technologies Holdings, Inc.
Number of shares authorized	325,991,899	305,491,899	300,000,000
Par value common stock | $ / shares	$ 0.001	$ 0.001	$ 0.001
Number of votes per common share | Vote	1	1	1
Cash dividends declared or paid | $	$ 0	$ 0	$ 0
Number of common stock reserved	289,195,124	271,350,898	264,360,106